FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis
		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Term deposits	134,055	—	134,055	—
Restricted Cash	1,640	—	1,640	—
Equity investment in NQ Guotai (Note 7)	18,068	—	—	18,068
Equity investment in Taiyue Wutong Fund (Note 7)	2,996	—	—	2,996
Equity investment in Yuanxin Fund (Note 7)	7,700	—	—	7,700
Equity investment in Qingzhou Fund (Note 7)	770	—	—	770
Total	165,229	—	135,695	29,534

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Term deposits	116,284	—	116,284	—
Restricted Cash	3,767	—	3,767	—
Equity investment in NQ Guotai (Note 7)	18,762	—	—	18,762
Total	138,813	—	120,051	18,762

Summary of Changes in Fair Value of Level 3 Assets
	NQ Guotai	Taiyue Wutong Fund	Yuanxin Fund	Qingzhou Fund
Equity investment	US$	US$	US$	US$
Balance as of January 1, 2014	—
Capital injection	16,402
Total gain included in earnings from equity investment	2,411
Foreign exchange adjustment	(51)
Balance as of January 1, 2015	18,762	—	—	—
Capital injection		3,080	7,700	770
Total gain/ (loss) included in earnings from equity investment	388	(84)	—	—
Foreign exchange adjustment	(1,082)	—	—	—
Ending balance as of December 31, 2015	18,068	2,996	7,700	770